Advance to Suppliers, Net (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Advance to Suppliers, Net [Line Items]
Wrote off advance to suppliers				¥ 344,330
Reversal suppliers			¥ (344,330)
Prepaid Suppliers [Member]
Advance to Suppliers, Net [Line Items]
Wrote off advance to suppliers						¥ 2,848,086
Reversal suppliers				344,330	¥ 5,216,045
Suppliers [Member]
Advance to Suppliers, Net [Line Items]
Wrote off advance to suppliers				¥ 4,871,715